Description of Plan (Details) - EBP 003 - USD ($)		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage		60.00%
Deferral rate		6.00%
Deferral rate annual increase		1.00%
Forfeited non-vested account balances		$ 500,000
Participant contributions vesting percentage		100.00%
Minimum borrowing amount		$ 1,000
Maximum borrowing amount		$ 50,000
Maximum borrowing percentage		50.00%
Spread on prime rate		1.00%
Termination after age 65, death or disability
EBP, Description of Plan [Line Items]
Employer match contributions vesting percentage		100.00%
TDS and Array Common Stock
EBP, Description of Plan [Line Items]
Participant maximum contribution percentage		20.00%
Plan termination
EBP, Description of Plan [Line Items]
Vesting percentage		100.00%
Partial plan termination
EBP, Description of Plan [Line Items]
Vesting percentage		100.00%
Maximum
EBP, Description of Plan [Line Items]
Deferral rate		15.00%
Borrowing term		5 years
Minimum
EBP, Description of Plan [Line Items]
Borrowing term		1 year
Partial distribution		$ 500
One year of vesting service
EBP, Description of Plan [Line Items]
Employer match contributions vesting percentage		34.00%
Vesting, requisite service period		1 year
Two years of vesting service
EBP, Description of Plan [Line Items]
Employer match contributions vesting percentage		100.00%
Vesting, requisite service period		2 years
First 3% Contributed
EBP, Description of Plan [Line Items]
Matching percentage		100.00%
Participant contributions eligible for employer match		3.00%
First 3% Contributed | Subsequent Event
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Participant contributions eligible for employer match	3.00%
Next 2% Contributed
EBP, Description of Plan [Line Items]
Matching percentage		40.00%
Participant contributions eligible for employer match		2.00%
Next 3% Contributed | Subsequent Event
EBP, Description of Plan [Line Items]
Matching percentage	55.00%
Participant contributions eligible for employer match	3.00%